Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Coinshares International Limited [Member]
Property and Equipment, Net (Details) [Line Items]
Depreciation expense of property plant and equipment	$ 0.2	$ 0.3	$ 0.3